GOODWILL - Schedule of Goodwill By Operating Segments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 20,227	$ 14,714
Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	8,979	6,634
Private Equity
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	8,585	5,244
Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,248	1,404
Renewable Power
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	966	970
Asset management
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	361	368
Other
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 88	$ 94